Provisions, contingencies and commitments - Disclosure of Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 350	€ 159
Non-current	56	104
Current	140	246
Acquisition of CCBPI		58
Additional provisions recognised	84	230
Unused amounts reversed	(40)	(10)
Utilised during the period	(190)	(88)
Translation	(8)	1
Ending balance	196	350
Non-current	56	104
Current	140	246
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	250	116
Non-current	23
Current	112
Acquisition of CCBPI		3
Additional provisions recognised	74	219
Unused amounts reversed	(7)	(9)
Utilised during the period	(181)	(80)
Translation	(1)	1
Ending balance	135	250
Non-current	23
Current	112
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	16	15
Non-current	18
Current	0
Acquisition of CCBPI		0
Additional provisions recognised	2	1
Unused amounts reversed	0	0
Utilised during the period	0	0
Translation	0	0
Ending balance	18	16
Non-current	18
Current	0
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	84	28
Non-current	15
Current	28
Acquisition of CCBPI		55
Additional provisions recognised	8	10
Unused amounts reversed	(33)	(1)
Utilised during the period	(9)	(8)
Translation	(7)	0
Ending balance	43	€ 84
Non-current	15
Current	€ 28